CAPITAL MANAGEMENT	12 Months Ended
Feb. 29, 2024
Capital Management
CAPITAL MANAGEMENT [Text Block]

13. CAPITAL MANAGEMENT

The Company's objectives when managing capital are to safeguard the Company's ability to continue as a going concern in order to pursue the exploration and development of its mineral properties and to maintain a flexible capital structure for its projects for the benefit of its stakeholders, to maintain creditworthiness and to maximize returns for shareholders over the long-term. The Company does not have any externally imposed capital requirements to which it is subject. As the Company is in the exploration stage, its principal source of funds is from the issuance of common shares. The Company includes the components of shareholders' equity in its management of capital.

The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the Company may attempt to issue new shares to raise cash and obtain bridging loans from related parties. The Company's investment policy is to invest its cash in low-risk investment instruments in financial institutions with terms to maturity selected with regards to the expected time of expenditures from continuing operations.

There were no changes in the Company's management of capital during the year ended February 29, 2024.